Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Enumeral Biomedical Holdings, Inc.
Entity Central Index Key	0001561551
Document Type	S-1
Trading Symbol	ENUM
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company